Equity-Based Compensation (Details) - Schedule of the fair value determined using a black-scholes valuation model - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Phantom Share Rights [Member]
Equity-Based Compensation (Details) - Schedule of the fair value determined using a black-scholes valuation model [Line Items]
Expected term (years)		2 years 7 months 6 days
Expected volatility		95.50%
Risk-free interest rate		16.00%
Phantom Share Rights [Member] | Minimum [Member]
Equity-Based Compensation (Details) - Schedule of the fair value determined using a black-scholes valuation model [Line Items]
Expected term (years)		2 years
Expected volatility		90.30%
Risk-free interest rate		13.00%
Phantom Share Rights [Member] | Maximum [Member]
Equity-Based Compensation (Details) - Schedule of the fair value determined using a black-scholes valuation model [Line Items]
Expected dividend yield		0.00%
Profits Interests Units [Member]
Equity-Based Compensation (Details) - Schedule of the fair value determined using a black-scholes valuation model [Line Items]
Expected term (years)		2 years 3 months 18 days
Expected volatility		77.60%
Risk-free interest rate		18.00%
Profits Interests Units [Member] | Minimum [Member]
Equity-Based Compensation (Details) - Schedule of the fair value determined using a black-scholes valuation model [Line Items]
Expected dividend yield		0.00%
Profits Interests Units [Member] | Maximum [Member]
Equity-Based Compensation (Details) - Schedule of the fair value determined using a black-scholes valuation model [Line Items]
Expected term (years)		2 years 8 months 12 days
Expected volatility		100.90%
Risk-free interest rate		24.00%
Stock Options [Member]
Equity-Based Compensation (Details) - Schedule of the fair value determined using a black-scholes valuation model [Line Items]
Expected term (years)	2 years 3 months 18 days
Expected volatility	94.30%
Risk-free interest rate	0.24%
Expected dividend yield	0.00%
Per-share weighted average grant date fair value (in Dollars per share)	$ 340